TRADE RECEIVABLES	12 Months Ended
Feb. 28, 2014
TRADE RECEIVABLES [Abstract]
TRADE RECEIVABLES

5. TRADE RECEIVABLES

The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers.

The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base. The Company defines past due based on agreed upon terms with each individual customer.

	February 28,	February 28,
	2014	2013
Trade Receivables (gross)	17,936	35,710
Allowance for doubtful accounts	(528)	(258)
Trade Receivables (net)	17,408	35,452

As at February 28, 2014, one customer exceeded 10% of the total receivable balance. This customer represented 56% of the trade receivables balance [2013-one customer represented 67% of the trade receivables balance].

Included in general and administrative expenses is an expense of $541 related to bad debt expense for the year ended February 28, 2014 [2013 - expense of $126].